UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:

/s/ Gavin M. Abrams             Bethesda, Maryland             May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  $646,218
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.


                                                 FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8

                               TITLE                  VALUE     SHS OR     SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP       (x$1000)  PRN AMT    PRN  CALL  DISCRETION   MGRS      SOLE     SHARED   NONE
--------------                 --------   -----       --------  -------    ---  ----  ----------   ----      ----     ------   ----
AON CORP                       COM        037389103   111,216   2,100,000  SH         SOLE         NONE      2,100,000
AUTOZONE INC                   COM        053332102    23,253      85,000  SH         SOLE         NONE         85,000
BANK OF NEW YORK MELLON CORP   COM        064058100    65,986   2,209,100  SH         SOLE         NONE      2,209,100
DELL INC                       COM        24702R101    50,277   3,465,000  SH         SOLE         NONE      3,465,000
FOSTER WHEELER AG              COM        H27178104    21,583     573,700  SH         SOLE         NONE        573,700
GENERAL DYNAMICS CORP          COM        369550108   131,683   1,720,000  SH         SOLE         NONE      1,720,000
GOODRICH CORP                  COM        382388106    18,817     220,000  SH         SOLE         NONE        220,000
HEIDRICK & STRUGGLES INTL IN   COM        422819102    32,700   1,175,000  SH         SOLE         NONE      1,175,000
INTERVAL LEISURE GROUP INC     COM        46113M108    10,591     647,767  SH         SOLE         NONE        647,767
PFIZER INC                     COM        717081103    24,270   1,195,000  SH         SOLE         NONE      1,195,000
PIONEER NAT RES CO             COM        723787107    68,286     670,000  SH         SOLE         NONE        670,000
RENAISSANCERE HOLDINGS LTD     COM        G7496G103    49,028     710,657  SH         SOLE         NONE        710,657
WELLS FARGO & CO NEW           COM        949746101    38,528   1,215,000  SH         SOLE         NONE      1,215,000



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